Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Securitization Transaction Accounted for as Sale

During fiscal 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011 and 2012, there was no securitization transaction accounted for as a sale.

Millions of yen
2010
Direct financing leases:
Balance sold	¥27,974
Gains (losses) on sales	331
Interests that continue to be held	23,207

Economic Assumptions Used in Measuring Interests that Continue to be Held Related to Securitization Transactions

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011 and 2012.

2010
Direct financing leases
%
Expected credit loss	1.51 – 1.55
Discount rate	2.33 – 4.28
Annual prepayment rate	6.24 – 6.59

Cash Flows Received from or Paid to SPEs for All Securitization Activities

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2010 are summarized as follows:

Millions of yen
2010
Proceeds from new securitizations	¥28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	(18,487)

Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and 2012, and quantitative information about net credit loss for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Total principal amount of receivables
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥830,853	¥900,886	$10,961
Installment loans	2,983,164	2,769,898	33,701

Assets recorded on the balance sheet	3,814,017	3,670,784	44,662
Direct financing leases sold on securitization	12,651	3,969	48

Total assets managed together or sold on securitization	¥3,826,668	¥3,674,753	$44,710

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥22,787	¥17,441	$212
Installment loans	322,068	302,378	3,679

Assets recorded on the balance sheet	344,855	319,819	3,891
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥344,855	¥319,819	$3,891

	Credit loss
	Millions of yen			Millions of dollars
	2010	2011	2012	2012
Direct financing leases	¥8,744	¥7,505	¥6,783	$82
Installment loans	49,053	54,149	29,476	359

Assets recorded on the balance sheet	57,797	61,654	36,259	441
Direct financing leases sold on securitization	0	0	0	0

Total assets managed together or sold on securitization	¥57,797	¥61,654	¥36,259	$441